Loans Payable to Stockholders	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Loan Payable [Abstract]
Loans Payable to Stockholders [Text Block]
4.	Loans Payable to Stockholders

During 2011 and 2012, the Company issued convertible promissory notes in an aggregate principal amount equal to $ 2,898,216 to various board members, their spouses and other related parties.  The notes accrue simple interest at a rate of 10% per annum and were due and payable 60 to 180 days from the date of issue.  At the option of the holders, the notes, including the principal and accrued interest, were convertible into common stock of the Company at $2.00 per share.  The noteholders signed multiple addendums to the notes agreeing to extend the maturity date.  On March 22, 2013, the Company and the noteholders amended the notes to extend the maturity date to May 31, 2013 and reduce the conversion price to $0.50 per share.     Prior to June 30, 2013, the Company entered into certain Conversion Agreements, which provided that if the noteholders agreed to convert the entire principal and interest balance due on these notes into common stock on or prior to June 30, 2013, the Company would issue additional five year warrants to purchase 75% of the number of shares of common stock into which the notes are convertible at an exercise price of $ 1.10 per share.  The Company was notified of conversion of all but one note prior to June 30, 2013 and the related warrants and shares were issued in July 2013. On August 6, 2013, the Company along with one board member and his spouse agreed to further extend one note for $ 20,000 until December 31, 2013.

On January 3, 2013, the Company issued a convertible promissory note in an aggregate principal amount equal to $ 125,000 to El Coronado Holdings, Inc., an affiliate of Josiah Austin, a director of the Company.  At the option of the holder, the note, including the principal and accrued interest, was convertible into common stock of the Company at $ 0.50 per share.  On May 1, 2013, the Company and El Coronado Holdings, LLC extended the maturity date by 60 days to May 31, 2013.   Prior to June 30, 2013, the Company entered into certain Conversion Agreements, which provided that if the noteholder agreed to convert the entire principal and interest balance due on these notes into common stock on or prior to June 30, 2013, the Company would issue additional five year warrants to purchase 75% of the number of shares of common stock into which the notes are convertible at an exercise price of $ 1.10 per share.  The Company was notified of conversion prior to June 30, 2013 and the related warrants and shares were issued on July 23, 2013.

On January 11, 2013, the Company received an advance equal to an aggregate of $ 100,000 from Summit Resources, Inc., an affiliate of Steve Antoline, a director of the Company.  On July 23, 2013, the Company issued 200,000 shares of common stock at $ 0.50 per share and a warrant to purchase up to 150,000 shares of common stock with an exercise price of $ 1.10 per share for the advanced funds.

On August 6, 2013, the Company entered into the Note and Warrant Purchase Agreement (the “Summit Agreement”) with Summit Resources, Inc. (“Summit”), an affiliate of Steve Antoline, a director of the Company, pursuant to which Summit acquired (a) a promissory note (the “Summit Note”) in an aggregate principal amount of $ 600,000 and (b) a five year warrant to purchase up to an aggregate of 250,000 shares of common stock for each $ 150,000 borrowed of common stock at an exercise price of $ 1.10 per share for up to a maximum of 1,000,000 shares of common stock as consideration for up to $ 600,000 in advances made or to be made, which was fully advanced to the Company as of September 30, 2013. In accordance with the terms of the Summit Agreement, up to $ 150,000 of the gross proceeds received by the Company from the sale of each LAESI instrument, beginning with the sale of the fourth LAESI instrument sold following the effective date, shall be used to repay the principal amounts due under the Summit Note.  The Company issued a warrant to purchase up to 1,000,000 shares of common stock at an exercise price of $ 1.10 in connection with the Summit Agreement as of August 6, 2013.

4. Loan Payable
In December of 2011, the Company borrowed $750,000 in an aggregate principal amount from two board members. The notes accrue simple interest at a rate of 10% per annum and were due and payable 180 days from the date of issue. At the option of the holders, the notes, including the principal and accrued interest, were convertible into common stock of the Company at $2.00 per share. On June 15, 2012, the board members signed addendums to the notes agreeing to extend the maturity date by 90 days to September 15, 2012. On September 25, 2012, the board members signed addendums to the notes agreeing to extend the maturity date by an additional 90 days to December 14, 2012. On March 22, 2013, the note holders signed addendums to the notes agreeing to extend the maturity date to May 31, 2013, and agreeing to reduce the price of converting into common shares to $0.50 per share.

In April of 2012, the Company borrowed $640,000 in an aggregate principal amount from various board members and their spouses. The notes accrue simple interest at a rate of 10% per annum and were due and payable 90 days from the date of issue. At the option of the holders, the notes, including the principal and accrued interest, were convertible into common stock of the Company at $2.00 per share. In June and July of 2012, the note holders signed addendums to the notes agreeing to extend the maturity date by 90 days to October 13, 2012. On October 31, 2012, the note holders signed addendums to the notes agreeing to extend the maturity date by an additional 90 days to January 11, 2012. On March 22, 2013, the note holders signed addendums to the notes agreeing to extend the maturity date to May 31, 2013, and agreeing to reduce the price of converting into common shares to $0.50 per share.

In September of 2012, the Company borrowed $593,216 in an aggregate principal amount from various board members and their spouses.The notes accrue simple interest at a rate of 10% per annum and were due and payable 60 days from the date of issue. At the option of the holders, the notes, including the principal and accrued interest, were convertible into common stock of the Company at $2.00 per share. On November 30, 2012, the board members signed addendums to the notes agreeing to extend the maturity date by an additional 90 days to February 22, 2013. On March 22, 2013, the note holders signed addendums to the notes agreeing to extend the maturity date to May 31, 2013, and agreeing to reduce the price of converting into common shares to $0.50 per share.

On November 30, 2012, the Company issued convertible promissory notes in an aggregate principal amount equal to $915,000 to various board members, their spouses and other related parties. The Notes accrue simple interest at a rate of 10% per annum and are due and payable 60 days from the date of issue. At the option of the holders, the notes, including the principal and accrued interest, were convertible into common stock of the Company at $2.00 per share. On March 22, 2013, the note holders signed addendums to the notes agreeing to extend the maturity date to May 31, 2013, and agreeing to reduce the price of converting into common shares to $0.50 per share.